Preferred Stock (Narrative) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2013	Mar. 31, 2013
Class of Stock [Line Items]
Preferred stock, value	¥ 442,100	¥ 442,100
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, value	442,100	442,100
Preferred Stock [Member] | Preferred Stock, Class 1 [Member]
Class of Stock [Line Items]
Preferred stock, value	122,100	122,100
Preferred Stock [Member] | Preferred Stock, Class 3 [Member]
Class of Stock [Line Items]
Preferred stock, value	125,000	125,000
Number of shares authorized		120,000,000
Preferred Stock [Member] | Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Preferred stock, value	¥ 195,000	¥ 195,000
Number of shares authorized	400,000,000	400,000,000